Liquidity and Going Concern Analysis	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Liquidity and Going Concern Analysis [Abstract]
LIQUIDITY AND GOING CONCERN ANALYSIS

NOTE 3 – LIQUIDITY AND GOING CONCERN ANALYSIS

Under ASU No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”), the Company is required to evaluate whether there is substantial doubt about its ability to continue as a going concern each reporting period, including interim periods. Pursuant to ASU 2014-15, in evaluating the Company’s ability to continue as a going concern, management considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after the Company’s financial statements were issued (November 19, 2026). Management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows and the Company’s obligations due before November 19, 2026.

The Company is subject to a number of risks, including uncertainty related to product development and generation of revenues and positive cash flow from its Digital Healthcare Division and a dependence on outside sources of capital. The attainment of profitable operations is dependent on future events, including obtaining adequate financing to fulfill the Company’s growth and operating activities and generating a level of revenues adequate to support the Company’s cost structure.

As of September 30, 2025, the Company had cash balances of $10,911, a working capital deficit of $5,201,336 and an accumulated deficit of $50,768,392. For the nine months ended September 30, 2025, the Company had a net loss of $2,603,777 and used cash from operating activities of $1,294,380. The Company expects to continue to incur net losses and have significant cash outflows for at least the next 12 months.

Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and concluded that, without additional funding, the Company will not have sufficient funds to meet its obligations within one year from the date the consolidated financial statements were issued.

During the nine months ended September 30, 2025, the Company received (i) net proceeds from the issuance of notes payable to related parties and third parties totaling $1,696,000 and made repayments on existing and new notes payable to third parties totaling $476,950, and (ii) $10,000 proceeds from the sale of its common stock.

Without raising additional capital, there is substantial doubt about the Company’s ability to continue as a going concern through November 19, 2026. The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of presentation contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.

NOTE 3 – LIQUIDITY AND GOING CONCERN ANALYSIS

Under ASU No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”), the Company is required to evaluate whether there is substantial doubt about its ability to continue as a going concern each reporting period, including interim periods. Pursuant to ASU 2014-15, in evaluating the Company’s ability to continue as a going concern, management considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after the Company’s financial statements were issued (March 31, 2026). Management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows and the Company’s obligations due before March 31, 2026.

The Company is subject to a number of risks, including uncertainty related to product development and generation of revenues and positive cash flow from its Digital Healthcare Division and a dependence on outside sources of capital. The attainment of profitable operations is dependent on future events, including obtaining adequate financing to fulfill the Company’s growth and operating activities and generating a level of revenues adequate to support the Company’s cost structure.

As of December 31, 2024, the Company had cash balances of $76,241, a working capital deficit of $3,048,832 and an accumulated deficit of $48,164,615. For the year ended December 31, 2024, the Company had a net loss of $6,131,479 and used cash from operating activities of $3,494,122. The Company expects to continue to incur net losses and have significant cash outflows for at least the next 12 months.

Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and concluded that, without additional funding, the Company will not have sufficient funds to meet its obligations within one year from the date the consolidated financial statements were issued.

As described further in Note 4, “Discontinued Operations,” on January 17, 2023, the Company entered into the AHP Merger Agreement, pursuant to which the Buyer agreed to buy, and the Company agreed to sell, AHP. Since the sale date, the Company has received the following proceeds: (i) $750,000 upon signing of the AHP Merger Agreement, (ii) $31,381 in March 2023 for the Stub Period Reimbursement, (iii) $1,750,000 ($1,540,000 net after commissions) in Incremental Cash Consideration during June, July and August for meeting participating physician transfer milestones, (iv) $1,873,993 gross ($1,186,231 net after commissions) in October 2023 from the 2022 MSSP Consideration, and (v) $500,000 ($325,000 net after payments to participating physicians and commissions) in November 2024 from the Physician Advance Consideration. The Company may receive future proceeds comprised of proceeds from sale of shares of the Buyer if the Buyer completes an initial public offering by May 1, 2025.

During the year ended December 31, 2024, the Company also (i) received net proceeds from the issuance of notes payable to related parties and third parties totaling $3,605,000 and made repayments on existing and new notes payable to related parties and third parties totaling $1,109,261, and (ii) received $405,000 proceeds from the sale of its common stock.

On July 5, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”) (See Note 13, “Shareholders’ Equity,” below for additional information on the SEPA). Pursuant to the SEPA, the Company shall have the right to sell to Yorkville up to 300,000 of its shares of common stock, par value $0.0001 per share, at the Company’s request any time during the three-year commitment period set forth in the SEPA. Because the purchase price per share to be paid by Yorkville for the shares of common stock sold by the Company to Yorkville pursuant to the SEPA, if any, will fluctuate based on the market prices of the Company’s common stock during the applicable pricing period, the Company cannot reliably predict the actual purchase price per share to be paid by Yorkville for those shares, or the actual gross proceeds to be raised by the Company from those sales, if any. During the year ended December 31, 2023, the Company sold 2,250 shares of common stock under the SEPA, receiving $18,765 in proceeds, all of which was applied to the balance of a then-outstanding promissory note payable to Yorkville. The Company has not made any draws pursuant to the SEPA since January 2023.

Without raising additional capital, either via additional advances made pursuant to the SEPA or from other sources, there is substantial doubt about the Company’s ability to continue as a going concern through March 31, 2026. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of presentation contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.